ADDITIONAL INFORMATION TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
Additional Information To Cash Flows
ADDITIONAL INFORMATION TO CASH FLOWS

33.	ADDITIONAL INFORMATION TO CASH FLOWS

The following table provides additional information about transactions related to the statement of cash flows:

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Income tax and social contribution paid	3,100,349	3,062,047	542,877
Addition to PP&E with interest capitalization (notes 11 and 28)	135,242	87,414	92,506
Remeasurement and addition – Right of use (note 11 i)	125,946	171,215	109,993
Addition to PP&E without adding cash	60,329	69,788	30,345
Capitalization in subsidiaries without cash	367,000		104,809
Addition to investment property without cash effect			61,597
Net additional cash	3,788,866	3,390,464	942,127